Commitments, Guarantees, Concentrations and Contingencies - Other Commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 45,015
2022	45,121
2023	45,230
2024	45,773
2025	30,526
Thereafter	448,515
Total	$ 660,180